Share Capital - Schedule of Movements of Share Capital (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Schedule of Movements of Share Capital [Line Items]
Balance Beginning	45,884,182	43,625,825	43,625,825	42,002,325	6,206,481
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement				1,593,333	8,726
Issuance of share for settlement of long-term employee benefit				30,167
Balance Ending			45,884,182	43,625,825	42,002,325
Exercise of share options		155,815	339,572	1,593,333
Issuance of share for settlement upon vesting of restricted share units			1,918,785
Scrip dividend for Preference Shares					142,032
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants					8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares					(2,304)
Capital Reorganization - Share Exchange
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)					24,966,972
Shares issued upon the exercise of call option for loan notes					2,005,460
Share issued for settlement of expenses					325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning	30,221,769	27,963,412	27,963,412	25,280,667
Conversion of Preference Shares to Class A Ordinary Shares				1,059,245	983,599
Shares issued pursuant to share-based payment arrangement				1,593,333
Issuance of share for settlement of long-term employee benefit				30,167
Balance Ending			30,221,769	27,963,412	25,280,667
Exercise of share options			339,572
Issuance of share for settlement upon vesting of restricted share units			1,918,785
Scrip dividend for Preference Shares
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange					10,254,474
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)					10,092,134
Shares issued upon the exercise of call option for loan notes					2,005,460
Share issued for settlement of expenses					325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares					1,620,000
Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning	13,254,838	13,254,838	13,254,838	13,254,838
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Issuance of share for settlement of long-term employee benefit
Balance Ending			13,254,838	13,254,838	13,254,838
Exercise of share options
Issuance of share for settlement upon vesting of restricted share units
Scrip dividend for Preference Shares
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)					14,874,838
Shares issued upon the exercise of call option for loan notes
Share issued for settlement of expenses
Conversion of Class B Ordinary shares to Class A Ordinary Shares					(1,620,000)
Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning	2,407,575	2,407,575	2,407,575	3,466,820	4,758,252
Conversion of Preference Shares to Class A Ordinary Shares				(1,059,245)	(983,599)
Shares issued pursuant to share-based payment arrangement
Issuance of share for settlement of long-term employee benefit
Balance Ending			2,407,575	2,407,575	3,466,820
Exercise of share options
Issuance of share for settlement upon vesting of restricted share units
Scrip dividend for Preference Shares					142,032
Conversion of Preference Shares to Old Class A Ordinary Shares					(449,865)
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes
Share issued for settlement of expenses
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Old Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning					815,700
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement					8,726
Balance Ending
Scrip dividend for Preference Shares
Conversion of Preference Shares to Old Class A Ordinary Shares					449,865
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares					(2,304)
Capital Reorganization - Share Exchange					(1,271,987)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes
Share issued for settlement of expenses
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Old Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning					632,529
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Balance Ending
Scrip dividend for Preference Shares
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange					(632,529)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes
Share issued for settlement of expenses
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Class C Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Balance Ending
Scrip dividend for Preference Shares
Conversion of Preference Shares to Old Class A Ordinary Shares
Shares issued upon exercise of Class C warrants					8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange					(8,349,958)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)
Shares issued upon the exercise of call option for loan notes
Share issued for settlement of expenses
Conversion of Class B Ordinary shares to Class A Ordinary Shares